Income Taxes	12 Months Ended
Mar. 31, 2018
Income Tax Disclosure [Abstract]
Income Taxes

11. Income Taxes

The individual entities within the Company file individual tax returns as per the regulations existing in their respective jurisdictions.

The fiscal year under the Indian Income Tax Act ends on March 31. A portion of the Company’s Indian operations qualify for deduction from taxable income because its profits are attributable to undertakings engaged in development of solar power projects under section 80-IA of the Indian Income Tax Act, 1961. This holiday is available for a period of ten consecutive years out of fifteen years beginning from the year in which the Company generates power (“Tax Holiday Period”), however, the exemption is only available to the projects completed on or before March 31, 2017. The Company anticipates that it will claim the aforesaid deduction in the last ten years out of fifteen years beginning with the year in which the Company generates power and when it has taxable income. Accordingly, its current operations are taxable at the normally applicable tax rates.

The Company had adopted the provisions of ASC Topic 740 as they relate to uncertain income tax positions. Tax exposures can involve complex issues and may require extended periods to resolve. The Company does not have any uncertain tax positions requiring any adjustments under ASC Topic 740, Uncertain Tax Positions. The Company reassesses its tax positions in light of changing facts and circumstances, such as the closing of a tax audit, refinement of an estimate, or changes in tax codes. To the extent that the final tax outcome of these matters differs from the amounts recorded, such differences will impact the provision for income taxes in the period in which such determination is made.

In October 2016, the FASB issued ASU No. 2016-16, Intra-Entity Transfers of Assets Other Than Inventory, to require the recognition of the income tax effects from an intra-entity transfer of an asset other than inventory. The ASU is effective for interim and annual periods beginning after December 15, 2017, with early adoption permitted under modified retrospective basis. The Company early adopted the ASU fiscal year beginning April 1, 2017 and early adoption resulted in recognition of deferred tax asset on the income taxes paid on the intra entity transfer of assets to the extent these are expected to be realized by the subsidiary outside of the tax holiday period. Prior to adoption, the Company used to recognize prepaid taxes on such intra entity transfer of assets. Early adoption of the ASU has resulted in a net credit of INR 20,086 (US$ 308), in the retained earnings, as of April 01, 2017.

The provision (benefit) for income taxes consists of the following:

	Current	Deferred	Total
Year ended March 31, 2016 (INR)	28,667	299,078	327,745
Year ended March 31, 2017 (INR)	509,083	383,250	892,333
Year ended March 31, 2018 (INR)	16,316	(269,198)	(252,882)
Year ended March 31, 2018 (US$)	251	(4,134)	(3,884)

Income/(loss) before income taxes is as follows:

	March 31,
	2016	2017	2018	2018
	(INR)	(INR)	(INR)	(US$)
Domestic operations	(56,881)	(28,504)	61,995	952
Foreign operations	(1,270,214)	(270,732)	(1,337,106)	(20,536)

Total	(1,327,095)	(299,236)	(1,275,111)	(19,584)

Net Deferred income taxes in the consolidated balance sheet as follows:

	March 31,
	2017	2018	2018
	(INR)	(INR)	(US$)
Deferred tax assets	209,618	1,767,733	27,150
Less: Valuation allowance	(12,845)	(715,340)	(10,987)

Net deferred tax assets	196,773	1,052,393	16,163
Deferred tax liability	1,078,255	892,138	13,702

At March 31, 2018, the Company performed an analysis of the deferred tax asset valuation allowance. Based on the analysis, the Company has concluded that a valuation allowance offsetting the deferred tax assets is required as of March 31, 2018, on the basis that it is more likely than not that APGL itself will not be able to utilize the entirety of its net operating losses as it has no business operations of its own.

Change in valuation allowance on deferred tax assets as of March 31, 2017 and March 31, 2018 is as follows:

	March 31,
	2017 (INR)	2018 (INR)	2018 (US$)
Opening valuation allowance	8,569	12,845	197
Valuation allowance on adoption of ASU 2016-16	—	1,154,053	17,725
Movement during the Year	4,274	(451,558)	(6,935)

Closing valuation allowance	12,845	715,340	10,987

The significant components of the net deferred income tax assets and liabilities exclusive of amounts that would not have any tax consequences because they will reverse within the Tax Holiday Period, are as follows:

	As of March 31,
	2017 (INR)	2018 (INR)	2018 (US$)
Deferred tax assets:
Net operating loss	12,845	550,923	8,461
Tax on Inter — Company margin	—	500,474	7,687
Deferred revenue	192,267	216,225	3,321
Asset retirement obligation	6,707	79,325	1,218
Depreciation and amortization	—	957,272	14,702
Minimum alternate tax credit	165,345	456,152	7,006
Allowance for doubtful accounts	415	15,541	239
Other deductible temporary difference	44,975	59,410	912
Gross deferred tax assets	422,554	2,835,322	43,547

Valuation allowance	(12,845)	(715,340)	(10,987)

Total net deferred tax assets	409,709	2,119,982	32,560

Deferred tax liabilities:
Depreciation and amortization	(1,261,828)	(1,911,206)	(29,353)
Other comprehensive income	(10,028)	(48,518)	(745)
Other deductible temporary difference	(19,335)	—	—

Total gross deferred tax liabilities	(1,291,191)	(1,959,724)	(30,099)

Net deferred tax (liability) asset	(881,482)	160,258	2,461

The effective income tax rate differs from the amount computed by applying the statutory income tax rate to loss before income taxes as follows:

	For the Year ended March 31,
	2016		2017		2018
	Tax	%	Tax	%	Tax	%	US$
Statutory income tax benefit	(459,308)	(34.61)%	(103,494)	(34.60)%	(445,523)	(34.94)%	(6,843)
Temporary differences reversing in the Tax Holiday Period	428,034	32.25%	223,897	74.87%	333,565	26.12%	5,123
Taxes on intercompany transaction reversing in the Tax Holiday Period	256,143	19.30%	741,474	247.96%	—	0.00%	—
Impact of changes in tax rate	—	—	—	—	112,547	8.83%	1,729
Permanent timing differences	—	—	—	—	116,739	9.16%	1,793
Valuation allowance created / (reversed) during the year	8,532	0.64%	4,274	1.42%	(451,558)	(35.41)%	(6,935)
Other difference	94,344	7.11%	26,180	8.55%	81,348	6.38%	1,249

Total	327,745	24.70%	892,333	298.20%	(252,882)	(19.8)%	(3,884)

As of March 31, 2016, 2017, and 2018, deferred income taxes have not been provided for the Company’s share of undistributed net earnings of foreign operations due to management’s intent to reinvest such amounts indefinitely. Those earnings totalled INR 1,217,312 INR 1,315,335 and INR 1,572,635 (US$ 24,154) for the years ended March 31, 2016, 2017 and 2018, respectively.